Notes Payable - Related Party (Tables)	3 Months Ended
Mar. 31, 2014
Notes Payable - Related Party [Abstract]
Summary of notes payable and related parties
	March 31, 2014	Dec. 31, 2013
5% Note Payable Paseco ApS	$888,880	$-
Non-Interest Bearing Loan Payable Sunrise Financial Group Inc.	38,235	-
Note Payable ML Group	21,520	21,557
6% Promissory Note payable to NLBDIT 2010 Enterprises, LLC	41,945	-
5% Note Payable - Sune Olsen Holding ApS	526,689	521,390
5% Note Payable - Sune Olsen	187,932	185,054
Total Notes Payable – Related Party	1,705,201	728,001
Less Current Maturities	(1,705,201)	(728,001)
Note Payables – Related Party Long Term	$-	$-

Schedule of maturities of long term debt
Year ending December 31,
2014	-
2015
2016	-
2017	-
2018	-
Thereafter	-
-